Income Tax - Reconciliation and tax holiday effect (Details ) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate (as a percent)	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes (as a percent)	72.54%	10.92%	13.60%
Effect of tax preference (as a percent)	(56.97%)	(20.31%)	(17.16%)
Effect of different tax rate of subsidiary operation in other jurisdiction (as a percent)	0.49%	2.45%	(1.47%)
Valuation allowance movement (as a percent)	254.02%	4.17%	5.86%
Effect of different tax rate of DTA and DTL applied (as a percent)	(10.93%)	2.99%	(3.22%)
Withholding tax (as a percent)	379.60%
Other (as a percent)	(1.05%)	(1.72%)	(0.53%)
Effective income tax rate (as a percent)	662.70%	23.50%	22.08%
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect	$ 6,176,149	$ 12,875,656	$ 10,628,117
Per share effect basic	$ 0.04	$ 0.09	$ 0.08
Per share effect diluted	$ 0.04	$ 0.09	$ 0.08
Tax losses carry forward	$ 186,234,042	$ 150,106,326
Undistributed earnings of PRC subsidiaries	536,800,000
Leju Holdings Ltd.
Aggregate amount and per share effect of the tax holiday
Undistributed earnings of PRC subsidiaries	$ 240,300,000